Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of Changes in Equity Classified Non-controlling Ownership Interests in Subsidiaries	The following table summarizes the changes in the non-controlling ownership interest in subsidiaries:

Non-Controlling Interest $
Balance as of January 1, 2023	5,369
Share of comprehensive income/(loss)	(931)
Equity settled share-based payments	277
Expiration of share options in subsidiary	(1,458)
Deconsolidation of subsidiary (Vedanta)	(9,085)
Other	(6)
Balance as of December 31, 2023	(5,835)
Share of comprehensive income/(loss)	(25,728)
Equity settled share-based payments	17,372
Deconsolidation of subsidiary (Seaport)	7,430
Other	(13)
Balance as of December 31, 2024	(6,774)
Share of comprehensive income/(loss)	(345)
Equity settled share-based payments - See Note 10. Share-based Payments	758
Expiration of share options in subsidiary	(36)
Balance as of December 31, 2025	(6,397)